Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information

7) Segment Information

The Partnership has one reportable segment: the shuttle tanker segment. The shuttle tanker segment generates revenues by charging customers for the hire of our vessels and for services related to the loading, transportation and discharge of their crude oil using the vessels in our fleet. We mainly provide all of these services under time charters and bareboat charters. As of December 31, 2025, the Partnership’s fleet consisted of eighteen vessels operating under time charters and one vessel operating under a bareboat charter. As of December 31, 2024, the Partnership’s fleet consisted of eighteen vessels, and operated solely under time charters. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s chief operating decision maker does not evaluate performance according to geographical region.

The following table presents time charter and bareboat revenues and percentages of revenues for material customers that accounted for more than 10% of the Partnership’s consolidated revenues during the years ended December 31, 2025, 2024 and 2023. Aside from KNOT, all of these customers are subsidiaries of major national or international oil companies.

	Year Ended December 31,
(U.S. Dollars in thousands)	2025		2024		2023
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	$80,986	22%	$73,337	24%	$33,019	12%
Equinor ASA	55,186	15%	53,297	17%	36,563	13%
Eni Trading and Shipping S.p.A.	46,734	13%	6,636	2%	—	—%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.	38,422	11%	41,235	13%	36,946	13%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	38,433	11%	24,127	8%	41,030	14%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	36,903	10%	42,238	14%	51,743	18%
KNOT	$2,834	1%	$28,008	9%	$28,682	10%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.

The accounting policies of the shuttle tanker segment are the same as those described in the summary of significant accounting policies.

The chief operating decision maker manages the business activities on a consolidated basis and assesses performance for the shuttle tanker segment based on operating income that also is reported on the Consolidated Statements of Operations. Although separate vessel financial information is available, the chief operating decision maker internally evaluates the performance of the Partnership as a whole and not on basis of each vessel or charters. As a result, the Partnership has determined that it has one reportable segment. Consolidated expense information presented within the Consolidated Statements of Operations are considered to be significant expenses as they are important to the Partnership’s segment and regularly reported to the chief operating decision maker. The Partnership has not identified any other significant expense categories. The measure of segment assets is reported on the balance sheets as Consolidated Balance Sheets.

The chief operating decision maker uses operating income to evaluate performance and allocation of resources. In this industry, the nature of allocation of resources for new capital expenditure is typically not related to the existing vessels but would rather result in the acquisition or construction of a new shuttle tanker. Typically, such investment decisions are not made on a speculative basis but would occur when a specific long-term customer contract has already been negotiated. The ability to negotiate a contract with acceptable terms to justify such a major capital expenditure is dependent on the prevailing market conditions at the time of the negotiation rather than on historical indicators of operations. Much of the ongoing capital expenditure is driven by classification requirements and is to a large extent unavoidable.

The decisions related to resource allocation and the assessment of the operating results of the Partnership is the responsibility of board of directors, top executives and the entity that has technical management of the vessels on time charters. The Partnership’s chief operating decision maker is as such the Board of Directors.

The Partnership does not have intra-entity sales or transfers.

For information about reported segment assets, segment revenue, significant segment expense categories and segment profit or loss, reference is made to the Consolidated Balance Sheets and Consolidated Statements of Operations.